Equity and Remuneration to Shareholders - Schedule of Minimum Dividends Proposed (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	R$ 7,328	R$ 7,328	R$ 5,637
Preferred shares	R$ 7,328	R$ 7,328	R$ 5,637
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 733	R$ 733	R$ 564
Equity	R$ 24,649	R$ 21,777	R$ 19,457
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	R$ 16,406	R$ 14,495	R$ 12,950
Percentage applied to the portion of Equity	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 492	R$ 435	R$ 389
Minimum dividends required by the by-laws for the preferred shares	733	733	564
Mandatory dividend
Net income for the year	R$ 5,764	R$ 4,092	R$ 3,751
Mandatory dividend percentage	50.00%	50.00%	50.00%
Mandatory dividends - 50% of Net income	R$ 2,882	R$ 2,046	R$ 1,876
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	242	186	91
Minimum Dividend under the by-laws including income tax on interest on equity	3,124	2,232	1,967
Dividends recorded, as specified in the by-laws
Interest on Equity	2,592	1,983	956
Ordinary dividends	532	249	1,011
Total dividends for the preferred shares	2,079	1,486	1,309
Total dividends for the common shares	R$ 1,045	R$ 747	R$ 658
Unit value of dividends - R$
Minimum dividends required by the by-laws for the preferred shares	R$ 0.5	R$ 0.5	R$ 0.5
Mandatory dividends (including withholding income tax on Interest on Equity)	1.42	1.01	1.16
Dividends proposed: Common (ON) shares	1.42	1.01	1.16
Dividends proposed: Preferred (PN) shares	R$ 1.42	R$ 1.01	R$ 1.16